Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB DISCOVERY GROWTH FUND, INC.
Prospectus Date	rr_ProspectusDate	Nov. 01, 2016
Supplement [Text Block]	absmf_SupplementTextBlock	AB EQUITY FUNDS ("Equity Funds")
- AB Growth Fund
- AB Large Cap Growth Fund
- AB Concentrated Growth Fund
- AB Discovery Growth Fund
- AB Small Cap Growth Portfolio
- AB Global Core Equity Portfolio
- AB Sustainable Global Thematic Fund
- AB International Growth Fund
- AB International Strategic Core Portfolio
- AB Select US Equity Portfolio
- AB Select US Long/Short Portfolio

Each of the funds listed above is hereinafter referred to as a "Fund" or, collectively, the "Funds".
-----------------------------------------------------------------------------------------------------------------

Supplement dated April 10, 2017 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus                                 Date
-------------                                 ------

Equity Funds                    November 1, 2016

                                   * * * * *

For each Fund, the third sentence of the introductory paragraph in the section "Summary Information--Fees and Expenses of the [Fund/Strategy/Portfolio]" is revised to also include reference to "Appendix [B/C]--Financial Intermediary Waivers".

For each Fund, the footnote reading "For Class C shares, the CDSC is 0% after the first year" in the section "Fees and Expenses of the [Fund/Strategy/Portfolio]--Annual [Fund/Strategy/Portfolio] Operating Expenses" is replaced by the following:

For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.
AB DISCOVERY GROWTH FUND, INC. | AB DISCOVERY GROWTH FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	absmf_SupplementTextBlock	AB EQUITY FUNDS ("Equity Funds")
- AB Discovery Growth Fund

Each of the funds listed above is hereinafter referred to as a "Fund" or, collectively, the "Funds".
-----------------------------------------------------------------------------------------------------------------

Supplement dated April 10, 2017 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus                                 Date
-------------                                 ------

Equity Funds                    November 1, 2016

                                   * * * * *

For each Fund, the third sentence of the introductory paragraph in the section "Summary Information--Fees and Expenses of the [Fund/Strategy/Portfolio]" is revised to also include reference to "Appendix [B/C]--Financial Intermediary Waivers".

For each Fund, the footnote reading "For Class C shares, the CDSC is 0% after the first year" in the section "Fees and Expenses of the [Fund/Strategy/Portfolio]--Annual [Fund/Strategy/Portfolio] Operating Expenses" is replaced by the following:

For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.
AB CAP FUND, INC. | AB Concentrated Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	absmf_SupplementTextBlock	AB EQUITY FUNDS ("Equity Funds")
- AB Concentrated Growth Fund

Each of the funds listed above is hereinafter referred to as a "Fund" or, collectively, the "Funds".
-----------------------------------------------------------------------------------------------------------------

Supplement dated April 10, 2017 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus                                 Date
-------------                                 ------

Equity Funds                    November 1, 2016

                                   * * * * *

For each Fund, the third sentence of the introductory paragraph in the section "Summary Information--Fees and Expenses of the [Fund/Strategy/Portfolio]" is revised to also include reference to "Appendix [B/C]--Financial Intermediary Waivers".

For each Fund, the footnote reading "For Class C shares, the CDSC is 0% after the first year" in the section "Fees and Expenses of the [Fund/Strategy/Portfolio]--Annual [Fund/Strategy/Portfolio] Operating Expenses" is replaced by the following:

For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.
AB CAP FUND, INC. | AB Small Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	absmf_SupplementTextBlock	AB EQUITY FUNDS ("Equity Funds")
- AB Small Cap Growth Portfolio

Each of the funds listed above is hereinafter referred to as a "Fund" or, collectively, the "Funds".
-----------------------------------------------------------------------------------------------------------------

Supplement dated April 10, 2017 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus                                 Date
-------------                                 ------

Equity Funds                    November 1, 2016

                                   * * * * *

For each Fund, the third sentence of the introductory paragraph in the section "Summary Information--Fees and Expenses of the [Fund/Strategy/Portfolio]" is revised to also include reference to "Appendix [B/C]--Financial Intermediary Waivers".

For each Fund, the footnote reading "For Class C shares, the CDSC is 0% after the first year" in the section "Fees and Expenses of the [Fund/Strategy/Portfolio]--Annual [Fund/Strategy/Portfolio] Operating Expenses" is replaced by the following:

For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.
AB CAP FUND, INC. | AB Global Core Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	absmf_SupplementTextBlock	AB EQUITY FUNDS ("Equity Funds")
- AB Global Core Equity Portfolio

Each of the funds listed above is hereinafter referred to as a "Fund" or, collectively, the "Funds".
-----------------------------------------------------------------------------------------------------------------

Supplement dated April 10, 2017 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus                                 Date
-------------                                 ------

Equity Funds                    November 1, 2016

                                   * * * * *

For each Fund, the third sentence of the introductory paragraph in the section "Summary Information--Fees and Expenses of the [Fund/Strategy/Portfolio]" is revised to also include reference to "Appendix [B/C]--Financial Intermediary Waivers".

For each Fund, the footnote reading "For Class C shares, the CDSC is 0% after the first year" in the section "Fees and Expenses of the [Fund/Strategy/Portfolio]--Annual [Fund/Strategy/Portfolio] Operating Expenses" is replaced by the following:

For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.
AB CAP FUND, INC. | AB International Strategic Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	absmf_SupplementTextBlock	AB EQUITY FUNDS ("Equity Funds")
- AB International Strategic Core Portfolio

Each of the funds listed above is hereinafter referred to as a "Fund" or, collectively, the "Funds".
-----------------------------------------------------------------------------------------------------------------

Supplement dated April 10, 2017 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus                                 Date
-------------                                 ------

Equity Funds                    November 1, 2016

                                   * * * * *

For each Fund, the third sentence of the introductory paragraph in the section "Summary Information--Fees and Expenses of the [Fund/Strategy/Portfolio]" is revised to also include reference to "Appendix [B/C]--Financial Intermediary Waivers".

For each Fund, the footnote reading "For Class C shares, the CDSC is 0% after the first year" in the section "Fees and Expenses of the [Fund/Strategy/Portfolio]--Annual [Fund/Strategy/Portfolio] Operating Expenses" is replaced by the following:

For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.
AB CAP FUND, INC. | AB Select US Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	absmf_SupplementTextBlock	AB EQUITY FUNDS ("Equity Funds")
- AB Select US Equity Portfolio

Each of the funds listed above is hereinafter referred to as a "Fund" or, collectively, the "Funds".
-----------------------------------------------------------------------------------------------------------------

Supplement dated April 10, 2017 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus                                 Date
-------------                                 ------

Equity Funds                    November 1, 2016

                                   * * * * *

For each Fund, the third sentence of the introductory paragraph in the section "Summary Information--Fees and Expenses of the [Fund/Strategy/Portfolio]" is revised to also include reference to "Appendix [B/C]--Financial Intermediary Waivers".

For each Fund, the footnote reading "For Class C shares, the CDSC is 0% after the first year" in the section "Fees and Expenses of the [Fund/Strategy/Portfolio]--Annual [Fund/Strategy/Portfolio] Operating Expenses" is replaced by the following:

For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.
AB CAP FUND, INC. | AB Select US Long/Short Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	absmf_SupplementTextBlock	AB EQUITY FUNDS ("Equity Funds")
- AB Select US Long/Short Portfolio

Each of the funds listed above is hereinafter referred to as a "Fund" or, collectively, the "Funds".
-----------------------------------------------------------------------------------------------------------------

Supplement dated April 10, 2017 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus                                 Date
-------------                                 ------

Equity Funds                    November 1, 2016

                                   * * * * *

For each Fund, the third sentence of the introductory paragraph in the section "Summary Information--Fees and Expenses of the [Fund/Strategy/Portfolio]" is revised to also include reference to "Appendix [B/C]--Financial Intermediary Waivers".

For each Fund, the footnote reading "For Class C shares, the CDSC is 0% after the first year" in the section "Fees and Expenses of the [Fund/Strategy/Portfolio]--Annual [Fund/Strategy/Portfolio] Operating Expenses" is replaced by the following:

For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.
AB SUSTAINABLE GLOBAL THEMATIC FUND, INC. | AB SUSTAINABLE GLOBAL THEMATIC FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	absmf_SupplementTextBlock	AB EQUITY FUNDS ("Equity Funds")
- AB Sustainable Global Thematic Fund

Each of the funds listed above is hereinafter referred to as a "Fund" or, collectively, the "Funds".
-----------------------------------------------------------------------------------------------------------------

Supplement dated April 10, 2017 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus                                 Date
-------------                                 ------

Equity Funds                    November 1, 2016

                                   * * * * *

For each Fund, the third sentence of the introductory paragraph in the section "Summary Information--Fees and Expenses of the [Fund/Strategy/Portfolio]" is revised to also include reference to "Appendix [B/C]--Financial Intermediary Waivers".

For each Fund, the footnote reading "For Class C shares, the CDSC is 0% after the first year" in the section "Fees and Expenses of the [Fund/Strategy/Portfolio]--Annual [Fund/Strategy/Portfolio] Operating Expenses" is replaced by the following:

For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.
AB PORTFOLIOS | AB Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	absmf_SupplementTextBlock	AB EQUITY FUNDS ("Equity Funds")
- AB Growth Fund

Each of the funds listed above is hereinafter referred to as a "Fund" or, collectively, the "Funds".
-----------------------------------------------------------------------------------------------------------------

Supplement dated April 10, 2017 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus                                 Date
-------------                                 ------

Equity Funds                    November 1, 2016

                                   * * * * *

For each Fund, the third sentence of the introductory paragraph in the section "Summary Information--Fees and Expenses of the [Fund/Strategy/Portfolio]" is revised to also include reference to "Appendix [B/C]--Financial Intermediary Waivers".

For each Fund, the footnote reading "For Class C shares, the CDSC is 0% after the first year" in the section "Fees and Expenses of the [Fund/Strategy/Portfolio]--Annual [Fund/Strategy/Portfolio] Operating Expenses" is replaced by the following:

For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.
AB LARGE CAP GROWTH FUND INC | AB LARGE CAP GROWTH FUND INC
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	absmf_SupplementTextBlock	AB EQUITY FUNDS ("Equity Funds")
- AB Large Cap Growth Fund

Each of the funds listed above is hereinafter referred to as a "Fund" or, collectively, the "Funds".
-----------------------------------------------------------------------------------------------------------------

Supplement dated April 10, 2017 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus                                 Date
-------------                                 ------

Equity Funds                    November 1, 2016

                                   * * * * *

For each Fund, the third sentence of the introductory paragraph in the section "Summary Information--Fees and Expenses of the [Fund/Strategy/Portfolio]" is revised to also include reference to "Appendix [B/C]--Financial Intermediary Waivers".

For each Fund, the footnote reading "For Class C shares, the CDSC is 0% after the first year" in the section "Fees and Expenses of the [Fund/Strategy/Portfolio]--Annual [Fund/Strategy/Portfolio] Operating Expenses" is replaced by the following:

For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.
AB INTERNATIONAL GROWTH FUND INC | AB INTERNATIONAL GROWTH FUND INC
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	absmf_SupplementTextBlock	AB EQUITY FUNDS ("Equity Funds")
- AB International Growth Fund

Each of the funds listed above is hereinafter referred to as a "Fund" or, collectively, the "Funds".
-----------------------------------------------------------------------------------------------------------------

Supplement dated April 10, 2017 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus                                 Date
-------------                                 ------

Equity Funds                    November 1, 2016

                                   * * * * *

For each Fund, the third sentence of the introductory paragraph in the section "Summary Information--Fees and Expenses of the [Fund/Strategy/Portfolio]" is revised to also include reference to "Appendix [B/C]--Financial Intermediary Waivers".

For each Fund, the footnote reading "For Class C shares, the CDSC is 0% after the first year" in the section "Fees and Expenses of the [Fund/Strategy/Portfolio]--Annual [Fund/Strategy/Portfolio] Operating Expenses" is replaced by the following:

For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.